Consolidated Statements of Cash Flows - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Loss before tax	SFr (38,643)	SFr (18,524)	SFr (14,790)
Non cash adjustments:
- Net financial result	(500)	53	(155)
- Depreciation of property, plant and equipment	132	88	104
- Depreciation of right-of-use assets	167	147	124
- Recognized expense for stock option plan	804	328	328
- Payroll expenses related to restricted stock		876	157
- Interest expense on Series B & C preferred shares	6,343	4,996	2,560
- Interests on lease liabilities	45	49	50
- Post-employment benefits	(9)	(139)	77
- Non-realized foreign exchange differences	583	(792)	28
Working capital adjustments:
- De/(Increase) in other current assets	(1,796)	(731)	169
- De/(Increase) in accrued income	(152)	233	230
- Changes in receivables/payables from/to related parties		29	10
- (De)/Increase in trade payables	3,043	30	(649)
- (De)/Increase in accrued expenses and other payables	4,903	(352)	(211)
Interest received	126
Interest paid	(100)	(116)	(58)
Taxes paid	(20)
Net cash flows used in operating activities	(25,074)	(13,825)	(12,029)
Investing activities
Payment for purchase of property, plant and equipment	(65)	(28)	(19)
Payment for purchase of intangible assets	(3,483)
Net cash used in investing activities	(3,548)	(28)	(19)
Financing activities
Transaction costs	(63)	(804)	(67)
Transactions costs related to the BCA	(214)
Proceeds from capital increase	120
Proceeds from issuance of preferred shares, classified as liabilities	2,030	56,096	5,025
Principal payment of lease obligation	(159)	(98)	(98)
Net cash from financing activities	1,714	55,194	4,859
(De)/Increase in cash and cash equivalents	(26,909)	41,341	(7,189)
Cash and cash equivalents, beginning of period	46,277	4,952	12,152
Exchange difference	418	(15)	(12)
Cash and cash equivalents, end of period	19,786	46,277	4,952
Net cash and cash equivalents variation	(26,909)	SFr 41,341	SFr (7,189)
Supplemental Non-Cash Financing Information
Transaction costs related to the BCA recorded in accrued expenses and other payables/trade payables	SFr 356